Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,545,000
Previously Paid Amount	0.00
Total Fee Amount	389.64
Total Offset Amount	0.00
Net Fee	389.64
Narrative - Max Aggregate Offering Price	$ 2,545,000
Final Prospectus	true